Additional disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Profit (loss)	€ 9,315	€ 8,207	€ 7,486
OTHER RECOGNIZED INCOME AND EXPENSE	(1,899)	(7,320)	(303)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(2,231)	(7,232)	503
Financial assets available-for-sale		683	1,326
Revaluation gains (losses)		1,137	2,192
Amounts transferred to income statement		(454)	(866)
Cash flow hedges (Effective portion)	174	(441)	495
Revaluation gains (losses)	491	501	6,231
Amounts transferred to income statement	(317)	(942)	(5,736)
Hedges of net investments in foreign operations (Effective portion)	(2)	614	(1,329)
Revaluation gain (losses)	(2)	614	(1,330)
Amounts transferred to income statement			1
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	139	(4)	(745)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	332	(88)	(806)
Actuarial gains and losses on defined benefit pension plans	618	(157)	(1,172)
Income tax relating to items that will not be reclassified to profit or loss	(222)	68	367
Total recognized income and expenses	7,416	887	7,183
Banco Santander S.A. | Reportable Legal Entities [Member]
Condensed Statement of Income Captions [Line Items]
Profit (loss)	3,301	3,006	2,481
OTHER RECOGNIZED INCOME AND EXPENSE	(410)	(356)	364
Other comprehensive income that will be reclassified to profit or loss, net of tax	(348)	(341)	439
Financial assets available-for-sale	(634)	(625)	619
Revaluation gains (losses)	(135)	(283)	830
Amounts transferred to income statement	(499)	(342)	(211)
Cash flow hedges (Effective portion)	137	(7)	4
Revaluation gains (losses)	153	(7)	4
Amounts transferred to income statement	(16)
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	149	291	(184)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(62)	(15)	(75)
Actuarial gains and losses on defined benefit pension plans	43	(23)	(106)
Other valuation adjustments	(78)
Income tax relating to items that will not be reclassified to profit or loss	(27)	8	31
Total recognized income and expenses	€ 2,891	€ 2,650	€ 2,845